W. John McGuire

+1.202.373.6799

john.mcguire@morganlewis.com

VIA EDGAR

December 4, 2020

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nushares ETF Trust (File Nos. 333-212032 and 811-23161)
Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of Nushares ETF Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the forms of Prospectus and Statement of Additional Information for the Trust’s Nuveen Enhanced Yield U.S. Aggregate Bond ETF, Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF, Nuveen ESG U.S. Aggregate Bond ETF and Nuveen ESG High Yield Corporate Bond ETF that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Trust’s Post-Effective Amendment No. 61, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001193125-20-304288 on November 27, 2020.

Please do not hesitate to contact me at 202.373.6799 should you have any questions.

Sincerely,

/s/ W. John McGuire

W. John McGuire

Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001